Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following information shows the relationship between “compensation actually paid” (as calculated pursuant to SEC rules) to our executive officers and certain performance metrics. For further information concerning how we align compensation delivery with performance, refer to the “Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Summary Compensation Table Total for First CEO(1)	Summary Compensation Table Total for Second CEO(1)	Compensation Actually Paid to First CEO(2)	Compensation Actually Paid to Second CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)	EBITDA (in millions)(8)
							Company TSR(5)	Peer Group TSR(6)
2023	N/A	$18,877,290	N/A	$29,720,741	$3,207,048	$4,483,947	$210	$252	$79	$624
2022	N/A	$13,283,347	N/A	$21,858,282	$3,370,535	$4,628,548	$186	$209	$73	$347
2021	N/A	$10,859,187	N/A	$16,004,797	$3,616,290	$5,014,009	$133	$181	$(401)	$359
2020	$11,236,632	N/A	$12,552,838	N/A	$2,998,369	$3,127,310	$85	$121	$(367)	$321

(1)
The amounts in columns (b) and (c) are the total compensation reported for Carlos Hernandez (our CEO for all of 2020, referred to herein as our “First CEO”) for 2020 and Mr. Constable (our CEO in 2023, 2022 and 2021, referred to herein as our “Second CEO”) for 2023, 2022 and 2021 in the “Total” column of the Summary Compensation Table.

(2)
The amounts in columns (d) and (e) represent the “compensation actually paid” to our CEO in each year, computed pursuant to SEC rules. The amounts do not reflect the actual amount of compensation earned or received by our CEO during the applicable year. The following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2023	$18,877,290	$(13,876,206)	$24,719,657	$—	$—	$29,720,741
2022	$13,283,347	$(9,750,370)	$18,325,305	$—	$—	$21,858,282
2021	$10,859,187	$(6,452,891)	$11,598,501	$—	$—	$16,004,797
2020	$11,236,632	$(4,638,852)	$5,955,058	$—	$—	$12,552,838

(a)
The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$21,428,426	$2,686,054	$—	$605,177	$—	$—	$24,719,657
2022	$12,366,554	$5,296,626	$—	$662,125	$—	$—	$18,325,305
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501
2020	$6,473,374	$(9,191)	$—	$(541,512)	$—	$32,387	$5,955,058

(c)
The amounts in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.

(d)
There were no pension benefit adjustments in the applicable years.

(3)
The amounts in column (f) represent the average of the amounts reported for our NEOs (other than our CEOs) as a group (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-CEO NEOs included for calculating the average amounts in each year are: (i) for 2023, Joseph L. Brennan, Stacy L. Dillow, Mark E. Fields and John R. Reynolds;

(ii) for 2022, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and John R. Reynolds; (iii) for 2021, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and Garry W. Flowers; and (iv) for 2020, Alan L. Boeckmann, Joseph L. Brennan, David E. Constable, Garry W. Flowers, Rick Koumouris and D. Michael Steuert.
(4)
The amounts in column (g) represent the average amount of  “compensation actually paid” to the Non-CEO NEOs as a group, as computed in accordance with SEC rules. The following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-CEO NEOs
2023	$3,207,048	$(1,580,247)	$2,857,146	$—	$—	$4,483,947
2022	$3,370,535	$(1,923,403)	$3,181,415	$—	$—	$4,628,548
2021	$3,616,290	$(1,883,783)	$3,281,502	$—	$—	$5,014,009
2020	$2,998,369	$(1,735,481)	$1,964,454	$(114,500)	$14,467	$3,127,310

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,450,043	$258,057	$—	$149,046	$—	$—	$2,857,146
2022	$1,603,743	$1,484,252	$—	$86,442	$—	$6,978	$3,181,415
2021	$2,313,069	$989,321	$—	$140,923	$(169,087)	$7,276	$3,281,502
2020	$2,057,954	$(36,950)	$41,050	$(106,541)	$—	$8,941	$1,964,454

(b)
The average pension benefit adjustment for 2020 reflects the average actuarially determined service cost for services rendered by the non-CEO NEOs during the year (the “service cost”). There were no prior service costs attributable to any of the non-CEO NEOs for any year reported.

(5)
Cumulative TSR is calculated based on the value of an initial fixed investment of  $100 on December 31, 2019, assuming reinvestment of dividends.

(6)
The peer group used for calculating peer group TSR is the Dow Jones Heavy Construction Industry Group Index.

(7)
The amounts in column (h) represent net earnings (loss) reflected in our audited financial statements for the applicable year.

(8)
EBITDA is defined as earnings before interest, taxes, depreciation and amortization. EBITDA in our incentive plans excludes certain items discussed above in the “Compensation Discussion and Analysis” under “—Performance Measures for 2023.”

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure that we used to link NEO compensation actually paid to our performance for the most recently completed fiscal year.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(3)
The amounts in column (f) represent the average of the amounts reported for our NEOs (other than our CEOs) as a group (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-CEO NEOs included for calculating the average amounts in each year are: (i) for 2023, Joseph L. Brennan, Stacy L. Dillow, Mark E. Fields and John R. Reynolds;

(ii) for 2022, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and John R. Reynolds; (iii) for 2021, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and Garry W. Flowers; and (iv) for 2020, Alan L. Boeckmann, Joseph L. Brennan, David E. Constable, Garry W. Flowers, Rick Koumouris and D. Michael Steuert.

Peer Group Issuers, Footnote	(6) The peer group used for calculating peer group TSR is the Dow Jones Heavy Construction Industry Group Index.
Adjustment To PEO Compensation, Footnote
(2)
The amounts in columns (d) and (e) represent the “compensation actually paid” to our CEO in each year, computed pursuant to SEC rules. The amounts do not reflect the actual amount of compensation earned or received by our CEO during the applicable year. The following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2023	$18,877,290	$(13,876,206)	$24,719,657	$—	$—	$29,720,741
2022	$13,283,347	$(9,750,370)	$18,325,305	$—	$—	$21,858,282
2021	$10,859,187	$(6,452,891)	$11,598,501	$—	$—	$16,004,797
2020	$11,236,632	$(4,638,852)	$5,955,058	$—	$—	$12,552,838

(a)
The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$21,428,426	$2,686,054	$—	$605,177	$—	$—	$24,719,657
2022	$12,366,554	$5,296,626	$—	$662,125	$—	$—	$18,325,305
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501
2020	$6,473,374	$(9,191)	$—	$(541,512)	$—	$32,387	$5,955,058

(c)
The amounts in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.

(d)
There were no pension benefit adjustments in the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 3,207,048	$ 3,370,535	$ 3,616,290	$ 2,998,369
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,483,947	4,628,548	5,014,009	3,127,310
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts in column (g) represent the average amount of  “compensation actually paid” to the Non-CEO NEOs as a group, as computed in accordance with SEC rules. The following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-CEO NEOs
2023	$3,207,048	$(1,580,247)	$2,857,146	$—	$—	$4,483,947
2022	$3,370,535	$(1,923,403)	$3,181,415	$—	$—	$4,628,548
2021	$3,616,290	$(1,883,783)	$3,281,502	$—	$—	$5,014,009
2020	$2,998,369	$(1,735,481)	$1,964,454	$(114,500)	$14,467	$3,127,310

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,450,043	$258,057	$—	$149,046	$—	$—	$2,857,146
2022	$1,603,743	$1,484,252	$—	$86,442	$—	$6,978	$3,181,415
2021	$2,313,069	$989,321	$—	$140,923	$(169,087)	$7,276	$3,281,502
2020	$2,057,954	$(36,950)	$41,050	$(106,541)	$—	$8,941	$1,964,454

(b)
The average pension benefit adjustment for 2020 reflects the average actuarially determined service cost for services rendered by the non-CEO NEOs during the year (the “service cost”). There were no prior service costs attributable to any of the non-CEO NEOs for any year reported.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EBITDA
Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, our cumulative TSR over the three-year period presented in the table was 110%, while the cumulative TSR of the peer group presented for this purpose, the Dow Jones Heavy Construction Industry Group Index, was 152% over the three years presented in the table. In addition, the graph below shows the cumulative TSR for the S&P 500 Index, the index we use to calculate the Relative TSR measure in our incentive plans, which was 57% over the same period. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to the “Compensation Discussion and Analysis.”

Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis,” our executive compensation program is designed to link pay with performance by establishing rigorous goals for our performance-based incentives. As required by SEC rules, the table below presents a list of performance measures, which in our assessment represent the most important performance measures we used in 2023 to link executive compensation actually paid to our NEOs to our performance. These performance measures are defined in the “Compensation Discussion and Analysis” under “— Performance Measures for 2023,” under “2023 Performance Awards,” and under “Achievement for 2021-2023 Performance Awards”:
Most Important Financial Performance Measures
EBITDA
Cash Flow from Segments
EBT
EPS
ROIC
Relative TSR

Total Shareholder Return Amount	$ 210	186	133	85
Peer Group Total Shareholder Return Amount	252	209	181	121
Net Income (Loss)	$ 79,000,000	$ 73,000,000	$ (401,000,000)	$ (367,000,000)
Company Selected Measure Amount	624	347	359	321
PEO Name	Mr. Constable
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(8)
EBITDA is defined as earnings before interest, taxes, depreciation and amortization. EBITDA in our incentive plans excludes certain items discussed above in the “Compensation Discussion and Analysis” under “—Performance Measures for 2023.”

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure that we used to link NEO compensation actually paid to our performance for the most recently completed fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow from Segments
Measure:: 3
Pay vs Performance Disclosure
Name	EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Mr. Constable [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,877,290	$ 13,283,347	$ 10,859,187
PEO Actually Paid Compensation Amount	29,720,741	21,858,282	16,004,797
Mr. Constable [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,876,206)	(9,750,370)	(6,452,891)
Mr. Constable [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,719,657	18,325,305	11,598,501
Mr. Constable [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Constable [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Constable [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,428,426	12,366,554	8,582,890
Mr. Constable [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,686,054	5,296,626	2,427,575
Mr. Constable [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Constable [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,177	662,125	588,036
Mr. Constable [Member] | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Constable [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Carlos Hernandez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 11,236,632
PEO Actually Paid Compensation Amount				12,552,838
Carlos Hernandez [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,638,852)
Carlos Hernandez [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,955,058
Carlos Hernandez [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Carlos Hernandez [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Carlos Hernandez [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,473,374
Carlos Hernandez [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,191)
Carlos Hernandez [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Carlos Hernandez [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(541,512)
Carlos Hernandez [Member] | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Carlos Hernandez [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				32,387
Non-PEO NEO | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,857,146	3,181,415	3,281,502	1,964,454
Non-PEO NEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(114,500)
Non-PEO NEO | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				14,467
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,580,247)	(1,923,403)	(1,883,783)	(1,735,481)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,450,043	1,603,743	2,313,069	2,057,954
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,057	1,484,252	989,321	(36,950)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				41,050
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,046	86,442	140,923	(106,541)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(169,087)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,978	$ 7,276	$ 8,941